Taxation - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Effective tax rate on (loss)/profit before tax	43.10%	33.10%	24.20%
Current year	£ (197.1)	£ 9.4	£ (131.0)
Remeasurement of UK deferred tax balances, recognized tax credit	£ 0.0	£ 0.0	£ 23.8